Income Taxes - Narrative (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Valuation allowance on deferred tax assets	$ 11,664	$ 5,910
Net increase in valuation allowance on deferred tax assets	5,754
Increase in valuation allowance on deferred tax assets	15,115
Decrease in valuation allowance on deferred tax assets	9,361
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	62,653
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 39,262